NET TRADING INCOME - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trading income (expense) [Abstract]
Foreign exchange translation (losses) gains	£ (1,318)	£ 212	£ 12
Gains on foreign exchange trading transactions	255	394	527
Total foreign exchange	(1,063)	606	539
Investment property (losses) gains (note 26)	(511)	575	(209)
Securities and other (losses) gains (see below)	(18,413)	16,019	6,890
Net trading income	£ (19,987)	£ 17,200	£ 7,220